SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

a.              Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB6.0537, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2013. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

As mentioned in Note 1 (a) and Note 25, Xi’an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) have been disposed in 2011. Beijing Century College Group has been disposed in 2012, 21st School and Taishidian Holding have been disposed in 2013, the aforementioned entities have been classified as discontinued operations for the years ended December 31, 2011, 2012 and 2013 respectively. See Note 25 for details of discontinued operations. The results of discontinued operations have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP.

Comparability due to discontinued operations and reclassification adjustment

b.              Comparability due to discontinued operations and reclassification adjustment

Certain accounts in the consolidated statements of operations and other comprehensive income (loss) for the years ended December 31, 2011 and 2012, and balances in the consolidated balance sheet as of December 31, 2012 and related notes have been retrospectively adjusted to reflect the effect of assets groups held for sale and discontinued operations. See Note 25 for details of discontinued operations.  The results of discontinued operations have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP.

Cash flows from discontinued operations for the years ended December 31, 2011, 2012 and 2013 were combined with the cash flows from continuing operations within each of the three categories.

Use of estimates

c.               Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, impairment of goodwill and other intangible assets, income taxes, provision for doubtful accounts and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

Basis of consolidation

d.              Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company’s subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs.

The Company deconsolidates a subsidiary or derecognizes a group of assets as of the date the Company ceases to have a controlling financial interest in that subsidiary or group of assets..

In 2013, the Group deconsolidated 3 schools, including Tianjin Tutoring, Guangzhou ZS Career Enhancement and Guangzhou DP Tutoring. Details see Note 26.

Cash and cash equivalents

e.               Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

Restricted cash	f. Restricted cash Restricted cash relates to cash deposited into banking institutions as a security deposit to enable further borrowings from the bank.
Term deposits	g. Term deposits Term deposits consist of bank deposits with an original maturity of between three to twelve months.
Accounts receivables	h. Accounts receivables Accounts receivable mainly represent the amounts due from the customers, distributors, or students of the Company’s various subsidiaries and VIEs.
Allowance for doubtful accounts

i.                 Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible. After all collection efforts have been exhausted and the potential for recovery is considered remote.

Land use rights	j. Land use rights Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.
Property and equipment

k.              Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 — 40 years
Motor vehicles	5 years
Office and computer equipment	3 — 5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Construction in progress

l.                 Construction in progress

Construction in progress represents property and equipment under construction or installation, which is recorded at actual cost. Cost comprises the original cost of equipment, installation costs and construction costs. Borrowing costs on qualifying assets are capitalized as part of the cost of the fixed assets until the assets are ready for their intended use. Construction in progress is transferred to fixed assets when the assets are ready for their intended use, at which time depreciation begins.

Intangible assets

m.           Intangible assets

Intangible assets represent software, trade name, student population, corporative agreement, customer relationship, favorable lease, non-compete agreement. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (See Note 9):

Software	3 years to 5 years
Student populations	2.8 years to 15 years
Customer relationships	1.8 years to 5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non compete agreement	3 years to 4.5 years
Trade names	Indefinite

The Group has determined that trade names have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASU 2012-02, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment.

Segments

n.              Segments

The Group evaluates a reporting unit by first identifying its operating segments, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meets the definition of a business, the Group evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group has four operating segments. For further details, see Note 21.

Goodwill

o.              Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired with the following two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Impairment of long-lived assets

p.              Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Revenue recognition

q.              Revenue recognition

The Group’s revenue is primarily generated from delivering educational programs and services and sales of software products. The Group’s customers include mainly students attending classes at its own schools, training centers or college; students attending classes run by the Group’s cooperative partners; corporate clients attending the Group’s outbound and management training classes; and distributors whom the Group sells its software products or services to.

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured. Revenues presented in the consolidated financial statements represent revenues from educational programs and services, and sales of software products. If any of the aforementioned criteria are not met, the Group defers the recognition of revenue until all criteria are met.

Educational programs and services

Educational programs and services primarily consist of primary and secondary curriculum education, university curriculum education, tutoring programs that supplement primary and secondary curriculum education and career enhancement and other corporate training programs that are provided directly or indirectly to customers, where the Group is responsible for delivery of the programs and services. The Group normally collects tuition fee up front and the students consume the learning hours they bought along with a set courses schedule or upon their own decision. Tuition fees is generally paid in advance and is initially recorded as deferred revenue and is amortized and recognized as revenue along with the students consuming pace. For the curriculum education programs, the tuition revenue, including accommodation, is recognized on a straight-line basis over the length of the course, which is typically over a period of a semester. For tutoring programs, tuition revenue is recognized on a straight-line basis over the period during which tutoring services are provided to students. Educational materials revenue, which is immaterial and has not been disclosed separately, relates to the sales of books, course materials, course notes for which the Group recognizes revenue when the materials have been delivered to students.

Educational programs and services also include programs offered online which could be accessed through a username and password. Career enhancement services such as CCEP, CBS and the Career GPS System are offered to students and other customers either directly or through sales to distributors. Collection of these service offerings is also initially recorded as deferred revenue and is amortized and recognized as revenue on the percentage the required services delivered or on a straight-line basis over the length of the course, which are typically one to three months.

Following are the deferred revenue balances by segments as of December 31, 2012 and 2013.

	As of December 31,
	2012	2013
	RMB	RMB

Career Enhancement	49,376	32,606
K-12	36,116	42,573
Tutoring	404,611	459,738
Total	490,103	534,917

The Group treats service contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under the contract, the Group allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the following selling price hierarchy. The Group uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group uses (c) management’s best estimate of the selling price for that deliverable.

Sales of software products

Software product revenues relate to revenues from the sale of educational compact disks (“CDs”) either directly to students or through distributors and sales of educational content downloaded through the Internet. Major software products sold includes Bopo English and the Group’s Practice and Training Platform. The sales arrangements do not include post customer support services and the Group does not provide customers with upgrades. The Group recognizes revenue for these products sold to students when delivery has occurred based on purchase orders, contracts or other documentary evidence, provided that collection of the resulting receivable is reasonably assured.

The Group recognizes revenue from sales to distributors with a proven historical payment record as described below for the relevant service or product. If collectability cannot be reasonably assured, especially for sales to distributors for which no historical payment record exists, revenue starts to be recognized upon the collection of cash attributable to the revenue.

Ambow Online, Ambow Yuhua, and Shandong Software Companies, Suzhou Yisi Chuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”), which are the companies from which the Group sells its software products, are each subject to 17% value added tax (“VAT”) for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011.

The Group has adopted gross presentation for VAT, by which VAT is included in revenues and cost of revenues, because the Group considers its VAT obligation and its entitlement to VAT refund as one integrated preferential VAT policy.

In 2012, management gradually suspended the sales of software products, and in 2013, no software products were sold.

Cost of revenues

r.                Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Cost of revenues for software products primarily consists of raw material costs of compact disks and packaging and license fees. The Group recorded costs incurred duplicating the computer software, documentation, and training materials from the product masters and for physically packaging the product for distribution, and these relative costs incurred were charged to cost of sales when revenue from the sale of those units was recognized. The license fee was charged to cost of revenues over the license period on a straight-line basis.

Leases

s.                Leases

Operating lease

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Minimum lease payments, including scheduled rent increases, made under operating leases are charged to the consolidated statements of operations and other comprehensive income (loss) on a straight-line basis over the lease term. Contingent rentals are excluded from minimum lease payments, and are recognized as expense when the achievement of the specified target is considered probable.

Capital lease

When the lease term is equal to 75 percent or more of the estimated economic life of the leased property, the lease is classified as a capital lease, where the lessee assumes substantially all the benefits and risks of ownership. The depreciation is calculated on a straight-line basis over the estimated useful lives of leased property.

In a capital lease, assets and liabilities are recorded at the amount of the lesser of (a) the fair value of the leased asset at the inception of the lease or (b) the present value of the minimum lease payments (excluding executing costs) over the lease term. Recorded assets are depreciated over their estimated useful lives. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation.

Research and development

t.                 Research and development

Research and development expenses comprise of (a) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and (b) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

i)                 Software to be sold, leased or marketed

Costs incurred for the development of online education technology platforms and courseware, prior to the establishment of technological feasibility, are expensed when incurred. Once an online education technology platform or courseware has reached technological feasibility with a proven ability to operate in the market, all subsequent online education technology platform or courseware development costs are capitalized until the product is available for general release. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses technical design documentation.

ii)              Internal use software

The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Capitalized internal use software and website development costs are included in intangible assets.

Advertising costs

u.              Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses of continuing operations were RMB138,825, RMB284,483 and RMB 74,380 for the years ended December 31, 2011, 2012 and 2013, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation and transactions

v.               Foreign currency translation and transactions

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong and the British Virgin Islands is the US$, while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

Foreign currency risk

w.            Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of PRC, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC Foreign Exchange Trading System market.

Fair value of financial instruments

x.              Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, borrowings and amounts due from and due to related parties. The carrying values of the financial instruments approximate their fair values due to their short-term maturities. In addition, accounts payable arising from school acquisitions are determined based on the incremental borrowing rate discounted using the effective interest method.

Net income (loss) per share

y.               Net income (loss) per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their respective participating rights. All of the preferred shares of the Company are participating securities on a fixed basis. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary shares equivalent are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Income taxes

z.                Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not some portion or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Uncertain tax positions

aa.       Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable. See Note 18 (c) for additional information. For the years ended December 31, 2011, 2012 and 2013, the Group did not have any material interest and penalties associated with tax positions. See Note 18 for details of the Group’s tax position as of December 31, 2013.

Comprehensive income

bb.       Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Share-based compensation

cc.         Share-based compensation

The Group grants share options/warrants to its employees, directors and non-employees. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Cost of services received from non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period the service is provided. To the extent the Group recognizes any cost of service prior to the time the non-employees complete their performance, any interim measurements that the Group makes during the performance period are made at the then current fair values of equity instruments at each of those interim financial reporting dates.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Business combinations

dd.       Business combinations

The assets acquired, the liabilities assumed, and any non-controlling interests in the acquiree are recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the non-controlling interest in the acquiree, are recognized at the full amounts of their fair values.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination.

Goodwill represents the excess of the fair value of consideration transferred (plus the fair value of the non-controlling interest, if any) over fair value of the net assets acquired (including recognized intangibles).

Long-lived assets to be disposed of

ee.         Long-lived assets to be disposed of

For a long-lived asset to be disposed of other than by sale the Group continues to be classified as held and used until it is disposed of.  When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Group classifies for a long-lived asset or disposal group to be sold as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a complete sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdraw or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately in the balance sheets.  Long-lived assets reclassified as held for sale are not depreciated or amortized.  The Group accounts for a component of the Group that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Group. Such component is reported as discontinued operations.  In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized, less applicable income taxes (benefit), for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the statements of operations and other comprehensive income (loss).

For a component of the Group that either has been disposed of or is classified as held for sale, the Group accounted for the result of operations of the component as a discontinued operation when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Loss contingencies

ff.             Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive income (loss) if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) The amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.

Recently issued accounting pronouncements

gg.       Recently issued accounting pronouncements

In April 2014, the FASB issued ASU No.2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the definition of a discontinued operation in ASC 205-20 and requires entities to disclose additional information about disposal transactions that do not meet the discontinued-operations criteria. ASU 2014-08 provides more decision-useful information to users and to elevate the threshold for a disposal transaction to qualify as a discontinued operation. This Update is effective when all disposals (or classifications as held for sale) of components of an entity and all businesses or nonprofit activities that, on acquisition, are classified as held for sale that occur within annual period beginning on or after December 15, 2014, and interim periods within those years. The Group is currently assessing the impact on its consolidated results of operations or financial position.

Recently issued ASUs by the FASB, except for the ones mentioned above, do not have significant impact on the company’s consolidated results of operations or financial position.